Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders of Spero Therapeutics, Inc. was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2018	2017
Numerator:
Net loss	$(10,644)	$(6,411)
Less: Net loss attributable to non-controlling interests	—	(535)
Plus: Cumulative dividends on redeemable convertible preferred shares	—	(1,236)
Plus: Accretion of bridge units and redeemable convertible preferred shares to redemption value	—	(18)

Net loss attributable to common stockholders of Spero Therapeutics, Inc.	$(10,644)	$(7,130)

Denominator:
Weighted average common shares outstanding, basic and diluted	14,369,182	330,075
Net loss per share attributable to common stockholders of Spero Therapeutics, Inc., basic and diluted	$(0.74)	$(21.60)

Basic and diluted net loss per share attributable to common stockholders of Spero Therapeutics, Inc. was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2017	2016	2015
Numerator:
Net loss	$(39,886)	$(32,641)	$(13,153)
Less: Net loss attributable to non-controlling interests	(1,143)	(7,150)	(2,999)
Plus: Cumulative dividends on redeemable convertible preferred shares	(6,146)	(3,441)	(932)
Plus: Accretion of bridge units and redeemable convertible preferred shares to redemption value	(1,208)	(996)	(2,341)

Net loss attributable to common stockholders of Spero Therapeutics, Inc.	$(46,097)	$(29,928)	$(13,427)

Denominator:
Weighted average common shares outstanding, basic and diluted	2,586,865	312,169	252,807
Net loss per share attributable to common stockholders of Spero Therapeutics, Inc., basic and diluted	$(17.82)	$(95.87)	$(53.11)

Summary of Shares Excluded From the Computation of Diluted Net Loss Per Share Attributable to Common Stockholders

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Three Months Ended March 31,
	2018	2017
Options to purchase common stock	2,129,082	—
Incentive units	—	422,399

	2,129,082	422,399

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2017	2016	2015
Options to purchase common stock	2,011,296	—	—
Redeemable convertible preferred shares (as converted to common shares)	—	2,229,518	1,257,213
Incentive units	—	413,266	171,758

	2,011,296	2,642,784	1,428,971